Strategic Review and Liquidity (Q2) (Details) - USD ($) $ in Thousands	1 Months Ended
	May 31, 2026	Feb. 28, 2026	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Strategic Review and Liquidity [Abstract]
Reduction in workforce	36.00%	64.00%
Cash and cash equivalents (in Dollars)			$ 21,987	$ 57,050	$ 77,596	$ 110,995